BUSINESS COMBINATION - Schedule of Pro Forma Financial Information (Details) - Golar Eskimo $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition
Revenues	$ 435,573
Net income	$ 163,022